Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
ATAC Credit Rotation ETF
Shareholder Report [Line Items]
Fund Name	ATAC Credit Rotation ETF
Class Name	ATAC Credit Rotation ETF
Trading Symbol	JOJO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATAC Credit Rotation ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atacfunds.com/jojo. You can also request this information by contacting us at (855) 282-2386 or by writing the Fund at ATAC Credit Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 282-2386
Additional Information Website	https://www.atacfunds.com/jojo
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Credit Rotation ETF	$50	0.98%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 3,065,000
Holdings Count | Holdings	3
Investment Company, Portfolio Turnover	1088.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$3,065
Number of Holdings	3
Portfolio Turnover	1,088%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2025)
Top Holdings	(% of Total Net Assets)
iShares 20+ Year Treasury Bond ETF	80.1
iShares 7-10 Year Treasury Bond ETF	19.7

ATAC US Rotation ETF
Shareholder Report [Line Items]
Fund Name	ATAC US Rotation ETF
Class Name	ATAC US Rotation ETF
Trading Symbol	RORO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATAC US Rotation ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com/roro. You can also request this information by contacting us at (855) 282-2386 or by writing the Fund at ATAC US Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 282-2386
Additional Information Website	www.atacfunds.com/roro
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC US Rotation ETF	$49	0.98%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 5,076,000
Holdings Count | Holdings	5
Investment Company, Portfolio Turnover	866.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$5,076
Number of Holdings	5
Portfolio Turnover	866%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2025)
Top Holdings	(% of Total Net Assets)
Schwab U.S. Large-Cap Growth ETF	65.6
Vanguard Small-Cap ETF	20.0
ProShares UltraPro Russell2000	15.3